SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Weighted-average Assumptions Used to Determine Projected Benefit Obligation for Current Year - 10K (Details)	Dec. 31, 2015	Dec. 31, 2014
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.15%	3.89%
Rate of future compensation increases	3.50%	3.00%
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.68%	3.74%
Rate of future compensation increases	2.22%	2.33%